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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07834

Columbia Conservative High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/06

Date of reporting period:	11/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2005 (Unaudited)	Columbia Conservative High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 95.5%
BASIC MATERIALS – 4.6%
Chemicals – 2.5%
Chemicals - Diversified – 1.2%
EquiStar Chemicals LP
	10.125% 09/01/08	7,370,000	8,033,300
	10.625% 05/01/11	880,000	974,600
NOVA Chemicals Corp.
	6.500% 01/15/12	4,455,000	4,354,763
	7.561% 11/15/13(a)(b)	2,830,000	2,886,600
			16,249,263
Chemicals - Specialty – 0.6%
Nalco Co.
	7.750% 11/15/11	7,720,000	7,941,950
			7,941,950
Industrial - Gases – 0.7%
Airgas, Inc.
	9.125% 10/01/11	9,598,000	10,221,870
			10,221,870
	Chemicals Total		34,413,083
Forest Products & Paper – 1.2%
Paper & Related Products – 1.2%
Boise Cascade LLC
	7.125% 10/15/14	17,310,000	15,925,200
			15,925,200
	Forest Products & Paper Total		15,925,200
Iron/Steel – 0.9%
Steel - Producers – 0.9%
Russel Metals, Inc.
	6.375% 03/01/14	8,885,000	8,618,450
United States Steel Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – (continued)
Steel - Producers – (continued)
	9.750% 05/15/10	4,055,000	4,399,675
			13,018,125
	Iron/Steel Total		13,018,125
	BASIC MATERIALS TOTAL		63,356,408
COMMUNICATIONS – 12.6%
Media – 9.0%
Cable TV – 4.1%
DirecTV Holdings
	6.375% 06/15/15	6,135,000	6,027,637
	8.375% 03/15/13	9,532,000	10,342,220
EchoStar DBS Corp.
	5.750% 10/01/08	11,720,000	11,485,600
	6.625% 10/01/14	8,170,000	7,884,050
Rogers Cable, Inc.
	6.250% 06/15/13	9,790,000	9,643,150
	7.875% 05/01/12	11,225,000	11,954,625
			57,337,282
Multimedia – 2.2%
Emmis Operating Co.
	6.875% 05/15/12	8,645,000	8,536,938
Lamar Media Corp.
	7.250% 01/01/13	21,848,000	22,503,440
			31,040,378
Publishing - Periodicals – 2.1%
Dex Media West LLC
	5.875% 11/15/11	1,998,000	2,002,995
	9.875% 08/15/13	7,350,000	8,186,063
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(a)	14,485,000	16,404,262
	10.875% 12/15/12	2,150,000	2,434,875
			29,028,195
Television – 0.6%
LIN Television Corp.
	6.500% 05/15/13	8,250,000	7,940,625
			7,940,625
	Media Total		125,346,480

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 3.6%
Cellular Telecommunications – 2.2%
Nextel Communications, Inc.
	5.950% 03/15/14	275,000	275,154
	7.375% 08/01/15	13,250,000	13,924,955
Rogers Wireless, Inc.
	7.500% 03/15/15	7,865,000	8,415,550
	8.000% 12/15/12	7,475,000	7,923,500
			30,539,159
Telephone - Integrated – 1.4%
Citizens Communications Co.
	9.000% 08/15/31	6,705,000	6,654,712
Qwest Corp.
	8.875% 03/15/12	11,220,000	12,650,550
			19,305,262
	Telecommunication Services Total		49,844,421
	COMMUNICATIONS TOTAL		175,190,901
CONSUMER CYCLICAL – 20.9%
Auto Manufacturers – 0.4%
Auto - Medium & Heavy Duty Trucks – 0.4%
Navistar International Corp.
	7.500% 06/15/11	5,230,000	5,046,950
			5,046,950
	Auto Manufacturers Total		5,046,950
Auto Parts & Equipment – 0.8%
Auto/Truck Parts & Equipment - Original – 0.8%
Accuride Corp.
	8.500% 02/01/15	6,655,000	6,505,262
TRW Automotive, Inc.
	9.375% 02/15/13	4,195,000	4,520,113
			11,025,375
	Auto Parts & Equipment Total		11,025,375
Entertainment – 3.2%
Music – 0.8%
Warner Music Group
	7.375% 04/15/14	11,105,000	10,827,375
			10,827,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Racetracks – 1.2%
Speedway Motorsports, Inc.
	6.750% 06/01/13	16,983,000	17,280,203
			17,280,203
Theaters – 1.2%
Cinemark USA, Inc.
	9.000% 02/01/13	15,815,000	16,763,900
			16,763,900
	Entertainment Total		44,871,478
Home Builders – 2.6%
Building - Residential/Commercial – 2.6%
Beazer Homes USA, Inc.
	6.875% 07/15/15	7,300,000	6,807,250
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	4,865,000	4,536,612
	6.375% 12/15/14	4,160,000	3,827,200
	6.500% 01/15/14	6,315,000	5,872,950
KB Home
	5.875% 01/15/15	5,730,000	5,343,225
	7.750% 02/01/10	5,150,000	5,278,750
	8.625% 12/15/08	1,665,000	1,752,413
	9.500% 02/15/11	2,565,000	2,693,250
			36,111,650
	Home Builders Total		36,111,650
Home Furnishings – 0.6%
Home Furnishings – 0.6%
Sealy Mattress Co.
	8.250% 06/15/14	8,005,000	8,185,113
			8,185,113
	Home Furnishings Total		8,185,113
Leisure Time – 2.3%
Cruise Lines – 1.7%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	6,275,000	6,612,281
	8.750% 02/02/11	14,490,000	16,373,700
			22,985,981

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
Leisure & Recreational Products – 0.6%
Leslie’s Poolmart
	7.750% 02/01/13	8,630,000	8,716,300
			8,716,300
	Leisure Time Total		31,702,281
Lodging – 7.4%
Casino Hotels – 6.5%
Caesars Entertainment, Inc.
	7.875% 03/15/10	7,460,000	8,019,500
	9.375% 02/15/07	875,000	914,375
CCM Merger, Inc.
	8.000% 08/01/13(a)	7,575,000	7,328,812
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	4,425,000	4,447,125
Kerzner International Ltd.
	6.750% 10/01/15(a)	7,485,000	7,241,737
MGM Mirage
	6.000% 10/01/09	27,980,000	27,840,100
	8.500% 09/15/10	3,565,000	3,876,938
Station Casinos, Inc.
	6.500% 02/01/14	3,595,000	3,612,975
	6.875% 03/01/16	13,315,000	13,581,300
Wynn Las Vegas LLC
	6.625% 12/01/14	13,830,000	13,311,375
			90,174,237
Hotels & Motels – 0.9%
Starwood Hotels & Resorts Worldwide, Inc.
	7.875% 05/01/12	11,180,000	12,284,025
			12,284,025
	Lodging Total		102,458,262
Retail – 3.6%
Retail - Automobiles – 1.7%
AutoNation, Inc.
	9.000% 08/01/08	14,330,000	15,351,012
Group 1 Automotive, Inc.
	8.250% 08/15/13	8,045,000	7,642,750
			22,993,762

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail – Convenience Store – 1.1%
Couche-Tard US LP
	7.500% 12/15/13	15,480,000	15,828,300
			15,828,300
Retail – Propane Distributors – 0.2%
Suburban Propane Partners
	6.875% 12/15/13	3,195,000	2,947,388
			2,947,388
Retail – Restaurants – 0.6%
Domino’s, Inc.
	8.250% 07/01/11	7,805,000	8,117,200
			8,117,200
	Retail Total		49,886,650
	CONSUMER CYCLICAL TOTAL		289,287,759
CONSUMER NON-CYCLICAL – 18.5%
Beverages – 3.0%
Beverages – Non – Alcoholic – 1.5%
Cott Beverages, Inc.
	8.000% 12/15/11	19,430,000	19,818,600
			19,818,600
Beverages – Wine/Spirits – 1.5%
Constellation Brands, Inc.
	8.000% 02/15/08	3,318,000	3,467,310
	8.125% 01/15/12	16,735,000	17,404,400
			20,871,710
	Beverages Total		40,690,310
Commercial Services – 5.1%
Commercial Services – 2.4%
Iron Mountain, Inc.
	7.750% 01/15/15	7,450,000	7,487,250
	8.625% 04/01/13	17,140,000	17,911,300
Mac-Gray Corp.
	7.625% 08/15/15(a)	7,825,000	7,883,687
			33,282,237

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Funeral Services & Related Items – 0.6%
Stewart Enterprises, Inc.
	6.250% 02/15/13(a)	8,105,000	7,720,013
			7,720,013
Private Corrections – 1.3%
Corrections Corp. of America
	6.250% 03/15/13	595,000	595,000
	7.500% 05/01/11	16,755,000	17,425,200
			18,020,200
Rental Auto/Equipment – 0.8%
NationsRent, Inc.
	9.500% 10/15/10	4,035,000	4,408,237
United Rentals, Inc.
	7.000% 02/15/14	7,100,000	6,549,750
	7.750% 11/15/13	845,000	809,088
			11,767,075
	Commercial Services Total		70,789,525
Food – 0.5%
Food – Miscellaneous/Diversified – 0.5%
Del Monte Corp.
	6.750% 02/15/15(a)	7,705,000	7,396,800
			7,396,800
	Food Total		7,396,800
Healthcare Services – 6.9%
Medical – HMO – 1.1%
Coventry Health Care, Inc.
	5.875% 01/15/12	15,540,000	15,617,700
			15,617,700
Medical – Hospitals – 3.5%
Community Health Systems, Inc.
	6.500% 12/15/12	2,550,000	2,524,500
HCA, Inc.
	6.950% 05/01/12	26,195,000	26,940,510
Triad Hospitals, Inc.
	7.000% 05/15/12	14,903,000	15,126,545
	7.000% 11/15/13	3,875,000	3,870,156
			48,461,711

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Medical – Nursing Homes – 0.6%
Extendicare Health Services, Inc.
	6.875% 05/01/14	7,125,000	6,929,062
	9.500% 07/01/10	1,280,000	1,360,000
			8,289,062
Medical – Outpatient/Home Medical – 0.6%
Select Medical Corp.
	7.625% 02/01/15	8,595,000	8,165,250
			8,165,250
Medical Products – 1.1%
Fisher Scientific International, Inc.
	6.750% 08/15/14	14,360,000	15,060,050
			15,060,050
	Healthcare Services Total		95,593,773
Household Products/Wares – 1.4%
Consumer Products – Miscellaneous – 1.4%
Scotts Co.
	6.625% 11/15/13	19,530,000	19,822,950
			19,822,950
	Household Products/Wares Total		19,822,950
Pharmaceuticals – 1.6%
Medical – Generic Drugs – 0.4%
Mylan Laboratories, Inc.
	6.375% 08/15/15(a)	5,940,000	5,910,300
			5,910,300
Medical – Wholesale Drug Distribution – 0.6%
AmerisourceBergen Corp.
	5.625% 09/15/12(a)	7,700,000	7,671,125
			7,671,125
Pharmacy Services – 0.6%
Omnicare, Inc.
	6.125% 06/01/13	1,680,000	1,612,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Pharmacy Services – (continued)
	8.125% 03/15/11	6,470,000	6,769,238
			8,382,038
	Pharmaceuticals Total		21,963,463
	CONSUMER NON-CYCLICAL TOTAL		256,256,821
ENERGY – 15.9%
Coal – 4.0%
Coal – 4.0%
Arch Western Finance LLC
	6.750% 07/01/13	24,790,000	25,037,900
Peabody Energy Corp.
	5.875% 04/15/16	2,775,000	2,691,750
	6.875% 03/15/13	26,710,000	27,578,075
			55,307,725
	Coal Total		55,307,725
Oil & Gas – 6.5%
Oil & Gas Drilling – 0.6%
Pride International, Inc.
	7.375% 07/15/14	7,225,000	7,766,875
			7,766,875
Oil Companies – Exploration & Production – 5.6%
Chesapeake Energy Corp.
	6.375% 06/15/15	18,735,000	18,172,950
	7.500% 09/15/13	6,465,000	6,804,412
	7.750% 01/15/15	425,000	448,375
Compton Petroleum Corp.
	7.625% 12/01/13(a)	4,105,000	4,115,263
Newfield Exploration Co.
	6.625% 09/01/14	18,970,000	19,159,700
Plains Exploration & Production Co.
	7.125% 06/15/14	12,945,000	13,398,075
Pogo Producing Co.
	6.625% 03/15/15	7,050,000	6,873,750
	8.250% 04/15/11	3,080,000	3,218,600
Vintage Petroleum, Inc.
	7.875% 05/15/11	3,085,000	3,239,250
	8.250% 05/01/12	2,045,000	2,198,375
			77,628,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Refining & Marketing – 0.3%
Tesoro Corp.
	6.625% 11/01/15(a)	4,385,000	4,374,037
			4,374,037
	Oil & Gas Total		89,769,662
Oil & Gas Services – 2.7%
Oil – Field Services – 1.9%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	9,975,000	9,675,750
Universal Compression, Inc.
	7.250% 05/15/10	16,245,000	16,610,513
			26,286,263
Oil Field Machinery & Equipment – 0.8%
Grant Prideco, Inc.
	6.125% 08/15/15(a)	11,515,000	11,399,850
			11,399,850
	Oil & Gas Services Total		37,686,113
Pipelines – 2.7%
Pipelines – 2.7%
Colorado Interstate Gas Co.
	6.800% 11/15/15(a)	6,285,000	6,300,713
MarkWest Energy Partners LP
	6.875% 11/01/14(a)	8,725,000	8,027,000
Williams Companies, Inc.
	7.125% 09/01/11	4,870,000	5,016,100
	8.125% 03/15/12	16,370,000	17,679,600
			37,023,413
	Pipelines Total		37,023,413
	ENERGY TOTAL		219,786,913
FINANCIALS – 1.2%
Diversified Financial Services – 0.6%
Finance – Investment Banker/Broker – 0.6%
E*Trade Financial Corp.
	7.375% 09/15/13(a)	7,475,000	7,437,625
LaBranche & Co., Inc.
	11.000% 05/15/12	745,000	819,500
			8,257,125
	Diversified Financial Services Total		8,257,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – 0.6%
REITs – Hotels – 0.6%
Host Marriott LP
	6.375% 03/15/15	8,775,000	8,731,125
			8,731,125
	Real Estate Investment Trusts Total		8,731,125
	FINANCIALS TOTAL		16,988,250
INDUSTRIALS – 16.7%
Aerospace & Defense – 2.4%
Aerospace/Defense – Equipment – 0.7%
Sequa Corp.
	9.000% 08/01/09	2,920,000	3,073,300
TransDigm, Inc.
	8.375% 07/15/11	5,750,000	5,951,250
			9,024,550
Electronics – Military – 1.7%
L-3 Communications Corp.
	6.375% 10/15/15(a)	11,515,000	11,399,850
	7.625% 06/15/12	12,150,000	12,757,500
			24,157,350
	Aerospace & Defense Total		33,181,900
Environmental Control – 1.1%
Non – Hazardous Waste Disposal – 1.1%
Allied Waste North America, Inc.
	6.375% 04/15/11	7,600,000	7,429,000
	6.500% 11/15/10	7,875,000	7,796,250
			15,225,250
	Environmental Control Total		15,225,250
Machinery – Diversified – 1.7%
Machinery – General Industry – 1.7%
Manitowoc Co., Inc.
	7.125% 11/01/13	7,365,000	7,585,950

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery – Diversified – (continued)
Machinery – General Industry – (continued)
Westinghouse Air Brake Technologies Corp
	6.875% 07/31/13	16,475,000	16,475,000
			24,060,950
	Machinery – Diversified Total		24,060,950
Miscellaneous Manufacturing – 0.7%
Diversified Manufacturing Operators – 0.7%
Bombardier, Inc.
	6.300% 05/01/14(a)	5,075,000	4,415,250
Trinity Industries, Inc.
	6.500% 03/15/14	5,800,000	5,669,500
			10,084,750
	Miscellaneous Manufacturing Total		10,084,750
Packaging & Containers – 6.6%
Containers – Metal/Glass – 5.2%
Ball Corp.
	6.875% 12/15/12	24,542,000	25,155,550
Crown Americas LLC
	7.750% 11/15/15(a)	5,375,000	5,455,625
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	3,875,000	3,710,312
	8.875% 02/15/09	7,225,000	7,586,250
Owens-Illinois, Inc.
	7.500% 05/15/10	11,000,000	11,027,500
Silgan Holdings, Inc.
	6.750% 11/15/13	18,700,000	18,653,250
			71,588,487
Containers – Paper/Plastic – 1.4%
Jefferson Smurfit Corp.
	8.250% 10/01/12	3,745,000	3,642,013
Smurfit-Stone Container Corp.
	8.375% 07/01/12	5,185,000	5,094,262
	9.750% 02/01/11	5,425,000	5,533,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers - Paper/Plastic – (continued)
Stone Container Finance
	7.375% 07/15/14	5,540,000	5,082,950
			19,352,725
	Packaging & Containers Total		90,941,212
Transportation – 4.2%
Transportation – Marine – 3.0%
Overseas Shipholding Group
	8.250% 03/15/13	9,775,000	10,410,375
Stena AB
	7.500% 11/01/13	10,270,000	9,884,875
Teekay Shipping Corp.
	8.875% 07/15/11	19,286,000	21,793,180
			42,088,430
Transportation - Services – 1.2%
Offshore Logistics, Inc.
	6.125% 06/15/13	17,530,000	16,215,250
			16,215,250
	Transportation Total		58,303,680
	INDUSTRIALS TOTAL		231,797,742
TECHNOLOGY – 1.0%
Semiconductors – 1.0%
Electronic Components - Semiconductors – 1.0%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	12,675,000	13,213,688
			13,213,688
	Semiconductors Total		13,213,688
	TECHNOLOGY TOTAL		13,213,688
UTILITIES – 4.1%
Electric – 4.1%
Electric - Generation – 2.5%
AES Corp.
	7.750% 03/01/14	18,190,000	18,872,125
Texas Genco LLC
	6.875% 12/15/14(a)	15,040,000	16,092,800
			34,964,925

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric - Integrated – 1.6%
Nevada Power Co.
	5.875% 01/15/15	5,000,000	4,948,900
	6.500% 04/15/12	3,950,000	3,969,750
NorthWestern Corp.
	5.875% 11/01/14	975,000	967,687
TECO Energy, Inc.
	6.750% 05/01/15	6,320,000	6,557,000
	7.000% 05/01/12	5,675,000	5,930,375
			22,373,712
	Electric Total		57,338,637
	UTILITIES TOTAL		57,338,637

	Total Corporate Fixed-Income Bonds & Notes (cost of $1,332,960,997)		1,323,217,119
Short-Term Obligation – 2.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/05, due 12/01/05 at 3.850%, collateralized by a U.S. Treasury Note with a maturity 11/15/13, market value of $38,754,825 (repurchase proceeds $37,995,063)	37,991,000	37,991,000

	Total Short-Term Obligation (cost of $37,991,000)		37,991,000

Total Investments – 98.3% (cost of $1,370,951,997)(c)(d)	1,361,208,119

Other Assets & Liabilities, Net – 1.7%	24,029,597

Net Assets – 100.0%	1,385,237,716

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities, which did not include any illiquid securities, amounted to $153,908,474, which represents 11.1% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2005.

(c)	Cost for federal income tax purposes is $1,377,380,789.

(d)	Unrealized appreciation and depreciation at November 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation

$12,713,613	$(28,886,283)	$(16,172,670)

Acronym	Name

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)     The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Conservative High Yield Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2006